Loan Receivable — Third Party - Schedule of Loan Receivable (Details) - Third Party [Member]	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Loan Receivable [Line Items]
Loan receivable – third party	$ 2,621,944	$ 1,919,151
Borrower A [Member]
Schedule of Loan Receivable [Line Items]
Loan receivable – third party	$ 2,621,944	$ 1,919,151